Joint ventures and equity method investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Joint ventures and equity method investments
Interest in joint ventures	$ 172,958	$ 174,337
Interest in equity method investments	$ 468	$ 1,359